OTHER (INCOME) EXPENSE	12 Months Ended
Dec. 31, 2023
Other Income and Expenses [Abstract]
OTHER (INCOME) EXPENSE	OTHER (INCOME) EXPENSE

	Years Ended December 31,
	2023	2022	2021
Interest income	$(321)	$(138)	$(102)
Pension ongoing income—non-service	(441)	(602)	(1,202)
Other postretirement income—non-service	(29)	(41)	(71)
Equity income of affiliated companies	(100)	(61)	(67)
Gain on sale of non-strategic businesses and assets	(5)	(22)	(102)
Foreign exchange (gain) loss	9	48	25
Expense related to UOP Matters	—	45	160
Expense (benefit) related to Russia-Ukraine conflict	(3)	45	—
Net expense related to the NARCO Buyout and HWI Sale	11	342	—
Other, net	39	18	(19)
Total Other (income) expense	$(840)	$(366)	$(1,378)
See Note 19 Commitments and Contingencies for more information on the UOP Matters, NARCO Buyout, and HWI Sale. See Note 4 Repositioning and Other Charges for further discussion of the expense related to the Russia-Ukraine conflict. See Note 2 Acquisitions and Divestitures for further discussion on the gain on sale of non-strategic businesses and assets.